Finance Costs - Net	12 Months Ended
Dec. 31, 2017
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Finance Costs - Net

NOTE 9—FINANCE COSTS—NET

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Interest received	7	5	1

Finance income	7	5	1

Interest expense on borrowings paid or payable(A)	(147)	(171)	(149)
Expenses on factoring arrangements paid or payable	(16)	(12)	(11)
Net loss on settlement of debt(B)	(91)	(4)	—
Realized and unrealized (losses) / gains on debt derivatives at fair value(C)	(79)	45	50
Realized and unrealized exchange gains / (losses) on financing activities—net(C)	91	(42)	(48)
Other finance expense	(15)	1	(6)
Capitalized borrowing costs(D)	7	11	8

Finance expense	(250)	(172)	(156)

Finance costs—net	(243)	(167)	(155)

(A)	For the year ended December 31, 2017, the Group incurred (i) €136 million of interest related to Constellium N.V. Senior Notes; (ii) €7 million of interest related to the Muscle Shoals Senior Notes and (iii) €4 million of interest expense and fees related to the Muscle Shoals and Ravenswood Revolving Credit Facilities (ABLs).

For the year ended December 31, 2016, the Group incurred (i) €104 million of interest related to Constellium N.V. Senior Notes; (ii) €64 million of interest related to the Muscle Shoals Senior Notes and (iii) €3 million of interest expense and fees related to the Muscle Shoals and Ravenswood Revolving Credit Facilities (ABLs).

For the year ended December 31, 2015, the Group incurred (i) €81 million of interest related to Constellium N.V. Senior Notes; (ii) €64 million of interest related to the Muscle Shoals Senior Notes and (iii) €4 million of interest expense and fees related to the Muscle Shoals and Ravenswood Revolving Credit Facilities (ABLs).

(B)	For the year ended December 31, 2017, net loss on settlement of debt relates to (i) the Muscle Shoals Senior Notes redemption in February 2017 for €13 million and (ii) Constellium N.V. Senior Notes redemption in November 2017 for €78 million. (see NOTE 20 – Borrowings). The total exit fees incurred and paid related to 2017 refinancings amount to €88 million.

For the year ended December 31, 2016, €2 million of unamortized arrangement fees were fully recognized as financial expenses as result of the unsecured credit facility termination in March 2016; €2 million loss result from the Muscle Shoals PIK Toggle Notes redemption (see NOTE 20 – Borrowings).

(C)	The Group hedges the dollar exposure relating to the principal of its Constellium N.V. U.S. Dollar Senior Notes, for the portion that has not been used to finance directly or indirectly U.S. Dollar functional currency entities. Changes in the fair value of these hedging derivatives are recognized within Finance costs – net in the Consolidated Income Statement and largely offset the unrealized results related to Constellium N.V. U.S. Dollar Senior Notes revaluation.
(D)	Borrowing costs directly attributable to the construction of assets are capitalized. The capitalization rate used for the year ended December 31, 2017 was 6% (7% for the years ended December 31, 2016 and 2015).